POST-EMPLOYMENT BENEFITS - Post-employment benefits expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Classes of employee benefits expense [abstract]
Defined contribution pension plans	$ 52	$ 50
Defined benefit pension plans	7	8
Other post-employment benefit plans	6	5
Post-employment benefits expense	65	63
Cost of sales [member]
Classes of employee benefits expense [abstract]
Post-employment benefits expense	34	30
General and administrative [member]
Classes of employee benefits expense [abstract]
Post-employment benefits expense	21	24
Other expenses [member]
Classes of employee benefits expense [abstract]
Post-employment benefits expense	5	4
Other finance costs [member]
Classes of employee benefits expense [abstract]
Post-employment benefits expense	$ 5	$ 5